Inventories (Annual and Quarter)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 4 – Inventories

Inventories are stated at the lower of cost or market and consist of the following:

In thousands	March 31 2012	December 31 2011
Raw materials	$1,654	$1,826
Work-in-progress	481	449
Finished goods	739	600
Total Inventories	$2,874	$2,875

5. Inventories Inventories consist of the following:
In thousands	2011	2010
Raw materials	$1,826	$3,948
Work-in-progress	449	152
Finished goods	600	752
Total Inventories	$2,875	$4,852